Document And Entity Information	Sep. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Entity Registrant Name	Cassava Sciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-29959
Entity Tax Identification Number	91-1911336
Entity Address, Address Line One	6801 N Capital of Texas Highway
Entity Address, Address Line Two	Building 1; Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SAVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001069530
Former Address [Member]
Entity Address, Address Line One	7801 N Capital of Texas Highway
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731